ORIX Corporation Shareholders' Equity (Tables)	6 Months Ended
Sep. 30, 2017
Information about Dividend Payments and Applicable Dividends

Information about ORIX Corporation Shareholders’ Equity for the six months ended September 30, 2016 and 2017 are as follows:

(1)	Dividend payments

	Six months ended September 30, 2016	Six months ended September 30, 2017
Resolution	The board of directors on May 23, 2016	The board of directors on May 23, 2017
Type of shares	Common stock	Common stock
Total dividends paid	¥31,141 million	¥38,162 million
Dividend per share	¥23.75	¥29.25
Date of record for dividend	March 31, 2016	March 31, 2017
Effective date for dividend	June 1, 2016	June 6, 2017
Dividend resource	Retained earnings	Retained earnings

(2)	Applicable dividends for which the date of record was in the six months ended September 30, 2016 and 2017, and for which the effective date was after September 30, 2016 and 2017.

	Six months ended September 30, 2016	Six months ended September 30, 2017
Resolution	The board of directors on October 26, 2016	The board of directors on October 30, 2017
Type of shares	Common stock	Common stock
Total dividends paid	¥30,157 million	¥34,595 million
Dividend per share	¥23.00	¥27.00
Date of record for dividend	September 30, 2016	September 30, 2017
Effective date for dividend	December 2, 2016	December 4, 2017
Dividend resource	Retained earnings	Retained earnings